Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	₽ 189,879	₽ 197,875	₽ 204,353
Property Plant And Equipment Right Of Use Assets Adjustments On Initial Application Of Ifrs 16	2,698
Property, plant and equipment, ending balance	196,992	189,879	197,875
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,826	2,803	2,798
Property, plant and equipment, ending balance	4,748	2,826	2,803
Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	36,784	40,538	41,754
Property, plant and equipment, ending balance	38,572	36,784	40,538
Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	33,520	36,766	41,429
Property, plant and equipment, ending balance	32,657	33,520	36,766
Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	12,349	13,093	12,522
Property, plant and equipment, ending balance	16,373	12,349	13,093
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	287	199	89
Property, plant and equipment, ending balance	279	287	199
Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	19,666	17,912	19,552
Property, plant and equipment, ending balance	18,974	19,666	17,912
Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	10,333	12,565	11,999
Property, plant and equipment, ending balance	10,848	10,333	12,565
Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	74,114	73,999	74,210
Property, plant and equipment, ending balance	74,541	74,114	73,999
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	351,950	344,803	336,174
Property Plant And Equipment Right Of Use Assets Adjustments On Initial Application Of Ifrs 16	3,259
Additions	17,439	11,474	12,412
Change in rehabilitation provision	1,163	(289)	83
Transfers	0
Disposals	(5,874)	(4,725)	(4,228)
Exchange differences	(684)	687	362
Property, plant and equipment, ending balance	367,253	351,950	344,803
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,941	3,095	3,049
Property Plant And Equipment Right Of Use Assets Adjustments On Initial Application Of Ifrs 16	2,488
Additions	200	9	6
Transfers	(9)	1
Disposals	(36)	(255)	(12)
Exchange differences	(86)	91	52
Property, plant and equipment, ending balance	5,498	2,941	3,095
Gross carrying amount [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	80,751	80,813	77,659
Property Plant And Equipment Right Of Use Assets Adjustments On Initial Application Of Ifrs 16	686
Additions	568	10	363
Change in rehabilitation provision	456	(187)	141
Transfers	2,606	487	2,934
Disposals	(241)	(649)	(432)
Exchange differences	(289)	277	148
Property, plant and equipment, ending balance	84,537	80,751	80,813
Gross carrying amount [member] | Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	121,328	117,638	114,328
Property Plant And Equipment Right Of Use Assets Adjustments On Initial Application Of Ifrs 16	73
Additions	1,585	2,423	1,531
Transfers	3,176	2,750	3,360
Disposals	(2,415)	(1,734)	(1,713)
Exchange differences	(240)	251	132
Property, plant and equipment, ending balance	123,507	121,328	117,638
Gross carrying amount [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	31,760	30,831	29,291
Property Plant And Equipment Right Of Use Assets Adjustments On Initial Application Of Ifrs 16	12
Additions	7,683	2,048	3,124
Transfers	262	251	190
Disposals	(2,159)	(1,410)	(1,795)
Exchange differences	(37)	40	21
Property, plant and equipment, ending balance	37,521	31,760	30,831
Gross carrying amount [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,172	996	822
Property Plant And Equipment Right Of Use Assets Adjustments On Initial Application Of Ifrs 16	0
Additions	33	83	45
Transfers	21	97	148
Disposals	(33)	(32)	(28)
Exchange differences	(30)	28	9
Property, plant and equipment, ending balance	1,163	1,172	996
Gross carrying amount [member] | Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	21,888	19,645	21,134
Additions	7,332	6,851	5,767
Transfers	(6,752)	(4,099)	(7,011)
Disposals	(990)	(509)	(245)
Exchange differences	(2)
Property, plant and equipment, ending balance	21,476	21,888	19,645
Gross carrying amount [member] | Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	16,908	16,977	15,100
Additions	38	50	1,576
Change in rehabilitation provision	707	(102)	(58)
Transfers	(26)	119	362
Disposals		(136)	(3)
Property, plant and equipment, ending balance	17,627	16,908	16,977
Gross carrying amount [member] | Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	75,202	74,808	74,791
Transfers	722	394	17
Property, plant and equipment, ending balance	75,924	75,202	74,808
Depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(162,071)	(146,928)	(131,821)
Property Plant And Equipment Right Of Use Assets Adjustments On Initial Application Of Ifrs 16	(561)
Depreciation charge	(13,962)	(13,634)	(13,836)
Disposals	4,615	3,687	3,790
Reversal of impairment/ (impairment)	1,341	(4,840)	(4,891)
Exchange differences	377	(356)	(170)
Property, plant and equipment, ending balance	(170,261)	(162,071)	(146,928)
Depreciation, amortisation and impairment [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(115)	(292)	(251)
Property Plant And Equipment Right Of Use Assets Adjustments On Initial Application Of Ifrs 16	(556)
Depreciation charge	(72)
Disposals	25	223
Reversal of impairment/ (impairment)	(36)	(43)	(37)
Exchange differences	4	(3)	(4)
Property, plant and equipment, ending balance	(750)	(115)	(292)
Depreciation, amortisation and impairment [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(43,967)	(40,275)	(35,905)
Property Plant And Equipment Right Of Use Assets Adjustments On Initial Application Of Ifrs 16	(5)
Depreciation charge	(2,919)	(3,550)	(3,747)
Disposals	194	287	302
Reversal of impairment/ (impairment)	615	(319)	(876)
Exchange differences	117	(110)	(49)
Property, plant and equipment, ending balance	(45,965)	(43,967)	(40,275)
Depreciation, amortisation and impairment [member] | Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(87,808)	(80,872)	(72,899)
Depreciation charge	(6,968)	(7,273)	(7,315)
Disposals	2,237	1,593	1,611
Reversal of impairment/ (impairment)	1,495	(1,065)	(2,174)
Exchange differences	194	(191)	(95)
Property, plant and equipment, ending balance	(90,850)	(87,808)	(80,872)
Depreciation, amortisation and impairment [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(19,411)	(17,738)	(16,769)
Depreciation charge	(3,469)	(2,253)	(2,222)
Disposals	2,108	1,317	1,720
Reversal of impairment/ (impairment)	(415)	(709)	(454)
Exchange differences	39	(28)	(13)
Property, plant and equipment, ending balance	(21,148)	(19,411)	(17,738)
Depreciation, amortisation and impairment [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(885)	(797)	(733)
Depreciation charge	(53)	(99)	(72)
Disposals	21	50	22
Reversal of impairment/ (impairment)	10	(15)	(5)
Exchange differences	23	(24)	(9)
Property, plant and equipment, ending balance	(884)	(885)	(797)
Depreciation, amortisation and impairment [member] | Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(2,222)	(1,733)	(1,582)
Disposals	30	47	127
Reversal of impairment/ (impairment)	(310)	(536)	(278)
Property, plant and equipment, ending balance	(2,502)	(2,222)	(1,733)
Depreciation, amortisation and impairment [member] | Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(6,575)	(4,412)	(3,101)
Depreciation charge	(186)	(180)	(245)
Disposals		170	1
Reversal of impairment/ (impairment)	(18)	(2,153)	(1,067)
Property, plant and equipment, ending balance	(6,779)	(6,575)	(4,412)
Depreciation, amortisation and impairment [member] | Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,088)	(809)	(581)
Depreciation charge	(295)	(279)	(235)
Disposals			7
Property, plant and equipment, ending balance	₽ (1,383)	₽ (1,088)	₽ (809)